Pushdown Accounting - Goodwill (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Oct. 01, 2018
Pushdown Accounting
Goodwill	$ 2,694,797	$ 2,694,797
Tradeweb Markets LLC | Refinitiv
Pushdown Accounting
Fair value of the Company			$ 4,575,000
Less: fair value of the net assets and liabilities of the Company			(1,880,203)
Goodwill			$ 2,694,797